Fair value measurement (Details 3) ¥ in Thousands, $ in Thousands		12 Months Ended
	Sep. 21, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Investment securities
Cumulative effect of changes in accounting principles related to financial instruments						¥ 295,965
Cost Basis			¥ 9,087,935			16,071,098
Gross Unrealized Gains			1,476,834			3,952,704
Gross Unrealized Losses			(513,047)			(4,122,229)
Provision for decline in value			(23,909)
Fair Value			10,027,813		$ 2,312,788	15,901,573
Others, net
Investment securities
Impairment of investments		¥ 593,138	59,987	¥ 341,984
Significant Other Observable Inputs (Level 2)
Investment securities
Unsecured senior notes			6,527,960			6,382,604
Significant Unobservable Inputs (Level 3) | Nonrecurring basis | Others, net
Investment securities
Impairment of investments		593,138	59,987	¥ 341,984
Time deposits | Significant Other Observable Inputs (Level 2)
Investment securities
Cash equivalents			5,081,748			12,050,507
China Unicom
Investment securities
Gross Unrealized Losses			¥ 366,032			(1,215,227)
Percentage of outstanding ordinary shares subscribed or held			2.40%
Total consideration for the investment			¥ 5,000,000
Vipshop
Investment securities
Gross Unrealized Losses			¥ 37,064			(2,004,447)
Percentage of outstanding ordinary shares subscribed or held			5.50%
Total consideration for the investment		¥ 1,016,858	¥ 2,794,547
Farfetch
Investment securities
Gross Unrealized Gains						2,250,113
Total consideration for the investment	¥ 186,155		¥ 2,713,285
Accumulated other comprehensive income/(loss)
Investment securities
Cumulative effect of changes in accounting principles related to financial instruments						(1,156,642)
Accumulated deficit
Investment securities
Cumulative effect of changes in accounting principles related to financial instruments						1,452,607
ASU 2016-01 | Adjustments | Accumulated other comprehensive income/(loss)
Investment securities
Cumulative effect of changes in accounting principles related to financial instruments						(1,156,642)
ASU 2016-01 | Adjustments | Accumulated deficit
Investment securities
Cumulative effect of changes in accounting principles related to financial instruments						¥ 1,156,642